Recovery of Erroneously Awarded Compensation - Restatement Determination Date: 2023-12-01	12 Months Ended
Feb. 01, 2025
Erroneously Awarded Compensation Recovery [Table]
Restatement Determination Date	Dec. 01, 2023
Erroneous Compensation Analysis

Compensation Clawback Policy

We have an executive compensation clawback policy adopted effective as of December 1, 2023 to address requirements under rules recently adopted by the SEC and NYSE mandating the clawback of incentive compensation upon the restatement of the Company’s financial statements. This policy applies with respect to a restatement of the Company’s financial statements even in the absence of any fraud or misconduct by an executive officer. The policy generally requires the recovery by the Company, in the event of a required accounting restatement (including a “little-r” restatement) of the Company’s financial statements, of incentive-based compensation that is based wholly or in part upon the attainment of any financial reporting measure and is received by current or former executive officers after December 1, 2023, to the extent that such compensation based on the erroneously reported financial information exceeds the amount derived from the restated financial information. Clawback under the policy is required for any such excess compensation received during the three completed fiscal years immediately preceding the date the Company is required to prepare an accounting restatement. The policy provides for mandatory clawback by the Company of such excess compensation, with exceptions applicable only if (a) the direct expense paid to a third party to assist in enforcing the policy would exceed the amount to be recovered (provided that we must make a reasonable attempt to recover such erroneously awarded compensation, document our reasonable attempts to effect a recovery, and provide that documentation to the NYSE) or (b) a recovery from certain tax-qualified retirement plans would likely cause such plans to fail to meet the statutory requirements for tax exemption. To facilitate the application of the policy, we require recipients of awards of incentive compensation based wholly or in part upon the attainment of any financial reporting measure, including total shareholder return, to agree to repay any such excess compensation in accordance with this policy.